Schedule of investments
Delaware Ivy International Small Cap Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.18%Δ
Argentina − 1.20%
Arcos Dorados Holdings Class A	40,011	$ 410,113
		410,113
Australia − 2.56%
HUB24	22,826	390,225
Pro Medicus	11,023	485,130
		875,355
Austria − 3.02%
BAWAG Group †	4,735	218,294
DO & CO †	4,476	611,584
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,778	203,359
		1,033,237
Brazil − 1.76%
3R Petroleum Oleo e Gas †	29,818	186,324
CSN Mineracao	284,393	250,645
SLC Agricola	20,632	164,816
		601,785
Canada − 9.54%
Aritzia †	5,492	152,478
ATS †	24,346	1,120,127
Capital Power	11,875	377,383
ERO Copper †	22,168	448,464
Granite Real Estate Investment Trust	4,806	284,351
Major Drilling Group International †	35,562	245,357
Stella-Jones	9,265	477,115
SunOpta †	23,608	157,892
		3,263,167
China − 3.26%
AK Medical Holdings	394,000	343,327
Atour Lifestyle Holdings ADR †	13,654	221,741
Beijing Capital International Airport Class H †	404,000	262,195
MMG †	988,000	288,340
		1,115,603
Denmark − 1.65%
Jyske Bank †	7,413	563,925
		563,925
Finland − 0.85%
Valmet	10,445	290,752
		290,752
France − 1.22%
IPSOS	7,534	419,216
		419,216
Germany − 3.43%
AIXTRON	10,553	358,354
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
HUGO BOSS	6,707	$ 524,228
SGL Carbon †	31,418	289,640
		1,172,222
Greece − 0.68%
Alpha Services and Holdings †	141,828	232,308
		232,308
India − 4.94%
Escorts Kubota	9,633	264,533
Indian Hotels	73,340	351,646
Persistent Systems	5,638	345,720
Radico Khaitan	18,113	267,191
Varun Beverages	46,847	459,379
		1,688,469
Indonesia − 1.00%
AKR Corporindo	3,595,700	341,130
		341,130
Ireland − 1.15%
Glenveagh Properties †	321,916	393,428
		393,428
Israel − 1.51%
Inmode †	13,861	517,708
		517,708
Italy − 5.79%
Azimut Holding	17,037	367,619
Brembo	25,543	379,080
Brunello Cucinelli	5,285	465,318
Piaggio & C	100,001	414,938
Reply	3,096	351,993
		1,978,948
Japan − 21.80%
Amvis Holdings	30,000	682,917
Appier Group †	34,400	422,021
Asics	26,300	813,881
BayCurrent Consulting	13,500	507,626
DMG Mori	33,800	587,609
Fujimi	35,700	882,287
Goldwin	7,600	647,082
IHI	23,100	626,527
Mebuki Financial Group	194,700	461,931
OKUMA	8,400	450,987
SCREEN Holdings	1,600	182,238
SMS	17,500	351,949
TechnoPro Holdings	11,600	252,350
Toho Titanium	20,400	248,578
Toyo Tanso	9,400	336,317
		7,454,300
NQ- IV013 [0623] 0823 (3049535)    1

Schedule of investments
Delaware Ivy International Small Cap Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico − 4.93%
Alsea †	116,131	$ 378,238
Banco del Bajio	80,782	246,778
Corp Inmobiliaria Vesta	144,643	469,496
Grupo Aeroportuario del Centro Norte	55,804	593,347
		1,687,859
Netherlands − 0.89%
Just Eat Takeaway.com †	19,843	304,165
		304,165
Norway − 2.03%
Aker Solutions	77,660	281,226
Subsea 7	33,111	412,406
		693,632
Republic of Korea − 3.47%
Classys	16,326	402,137
Hotel Shilla	4,212	235,711
HPSP	13,926	303,661
Sungeel Hitech †	2,391	246,251
		1,187,760
Spain − 2.10%
Banco de Sabadell	276,049	318,271
Melia Hotels International †	57,328	398,490
		716,761
Sweden − 2.36%
Catena	8,305	304,476
Fortnox	85,013	501,992
		806,468
Taiwan − 7.59%
Alchip Technologies	13,000	753,015
ASPEED Technology	6,000	552,629
Lotes	16,000	443,041
Wafer Works	165,000	252,054
Wiwynn	13,000	594,132
		2,594,871
United Kingdom − 6.14%
Beazley	51,604	386,886
Diploma	9,550	362,487
Grafton Group	10,724	106,463
Inchcape	46,416	459,356
Keywords Studios	14,011	322,071
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Pagegroup	37,555	$ 191,455
RS GROUP	27,960	270,538
		2,099,256
United States − 1.31%
Noble †	11,042	449,275
		449,275
Total Common Stocks (cost $30,204,631)		32,891,713

Short-Term Investments – 3.70%
Money Market Mutual Funds – 3.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	316,687	316,687
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	316,687	316,687
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	316,686	316,686
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	316,687	316,687
Total Short-Term Investments (cost $1,266,747)		1,266,747

Total Value of Securities−99.88% (cost $31,471,378)		34,158,460
Receivables and Other Assets Net of Liabilities — 0.12%		41,565
Net Assets Applicable to 3,770,300 Shares Outstanding — 100.00%	$34,200,025
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft

2    NQ- IV013 [0623] 0823 (3049535)